UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Total Return Bond Fund
Class A / LIBAX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 77	0.73%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 in ve
stment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	10.31	0.87	2.10
Class A (including sales charges) (a)	7.00	0.25	1.78
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial info rm
ation, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class A

|

ASR166_01_(06/25)

Columbia Total Return Bond Fund
Class C / LIBCX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more infor
ma
tion by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 155	1.48%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	9.49	0.12	1.34
Class C (including sales charges) (a)	8.49	0.12	1.34
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class C

|

ASR166_04_(06/25)

Columbia Total Return Bond Fund
Institutional Class / SRBFX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.49%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	10.58	1.13	2.35
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Cre
dit
Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Institutional Class

|

ASR166_08_(06/25)

Columbia Total Return Bond Fund
Institutional 2 Class / CTBRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 43	0.41%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	10.67	1.19	2.42
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Institutional 2 Class

|

ASR166_15_(06/25)

Columbia Total Return Bond Fund
Institutional 3 Class / CTBYX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.38%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	10.70	1.23	2.47
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Institutional 3 Class

|

ASR166_17_(06/25)

Columbia Total Return Bond Fund
Class R / CIBRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 103	0.98%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	10.04	0.63	1.84
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class R

|

ASR166_12_(06/25)

Columbia Total Return Bond Fund
Class S / SRBAX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of October 2, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 28 (a)	0.49% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	10.56	1.13	2.35
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class S

|

ASR166_16_(06/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Audit fees (a)	53,232	52,005	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,420	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Total Return Bond Fund
Annual Financial Statements and Additional Information
April 30, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Total Return Bond Fund | 2025

Portfolio of Investments
April 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 14.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,339,694	1,354,209
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	168,149	168,365
Series 2024-2A Class A
02/20/2029	6.060%	6,970,156	6,986,151
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	14,800,000	14,926,506
Series 2023-B Class A
09/15/2028	6.820%	8,550,000	8,623,083
Series 2024-X2 Class A
12/17/2029	5.220%	5,452,450	5,452,711
Subordinated Series 2023-B Class C
09/15/2028	7.810%	7,000,000	7,062,865
ARAIT(a),(b),(c)
Series 2025-1 Class A
1-month Term SOFR + 2.350% Floor 3.000% 03/29/2029	6.674%	12,000,000	12,000,000
Atrium XIII(a),(c)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	6.041%	2,250,000	2,246,625
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.350%	5,014,300	5,009,261
Cent CLO Ltd.(a),(c)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.141%	9,300,000	9,304,232
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	3,818,462	3,821,905
Dryden Senior Loan Fund(a),(c)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.488%	3,387,636	3,386,799
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	15,200,000	15,308,051
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	11,000,000	11,022,114
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	3,907,120
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,872,386
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	1,053,938	1,055,234
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	11,571,671	11,659,875
Flagship Credit Auto Trust(a)
Series 2024-3 Class A
11/15/2028	4.880%	5,664,362	5,682,420
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	5,968,302	6,036,330
Series 2024-4A Class A2
12/17/2029	4.430%	9,250,179	9,274,442
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	4,260,556	4,308,275
Marlette Funding Trust(a)
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	1,969,749	1,972,483
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	5,500,000	5,549,419
MPOWER Education Trust(a),(e)
Series 2025-A Class A
07/21/2042	6.620%	5,500,000	5,489,651
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	1,478,555	1,490,105
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	2,961,977	2,977,710
Octagon Investment Partners 35 Ltd.(a),(c)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.931%	9,350,000	9,355,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners Ltd.(a),(c)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.482%	6,889,633	6,887,670
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	4,148,472	4,150,246
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,583,477	6,399,557
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	6,549,248	6,565,952
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	7,549,360	7,620,240
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	8,599,271	8,678,531
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	6,339,892	6,409,464
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	6,288,561	6,398,802
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	7,259,734	7,279,204
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	5,775,196	5,796,412
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	7,138,557	7,160,420
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	6,049,791	6,068,779
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	392,220	387,765
Series 2021-HG1 Class A
01/16/2029	1.220%	149,539	148,463
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	153,403
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,929,041	5,006,229
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	5,541,796	5,635,637
Pagaya AI Debt Trust(a),(f)
Series 2022-2 Class AB
01/15/2030	5.717%	4,051,135	4,053,475
Subordinated Series 2023-5 Class AB
04/15/2031	7.625%	254,928	255,157
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	718,600	719,423
Series 2024-2 Class A
08/15/2031	6.319%	1,476,434	1,493,048
Series 2024-3 Class A
10/15/2031	6.258%	2,721,272	2,743,514
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	1,829,532	1,833,014
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,599,970	3,622,916
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	3,217,419	3,221,790
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	5,738,528	5,782,023
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	5,248,044	5,303,892
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	13,989,483	14,177,069
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	3,805,051	3,844,558
PAGAYA AI Debt Trust(a),(f)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	180,548	180,892
Palmer Square Loan Funding Ltd.(a),(c)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.268%	15,000,000	15,011,265
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	9,900,000	9,880,180
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	2,090,082	2,099,258
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	6,741,882	6,849,935
Series 2024-3A Class A
03/25/2033	5.281%	8,013,372	8,032,738
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,716,714	1,678,502
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	4,929,655	4,979,212
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	1,645,374	1,652,775
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	489,190	489,465
Series 2024-5 Class A2
09/15/2027	4.880%	3,343,198	3,342,274
Stewart Park CLO Ltd.(a),(c)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	5.888%	5,828,571	5,832,709
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,078,510	1,081,986
Series 2023-1A Class A
04/15/2029	7.580%	1,703,565	1,710,322
Upland CLO Ltd.(a),(c)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% Floor 1.020% 04/20/2031	5.551%	3,435,921	3,436,571
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	19,906	19,873
Series 2021-ST4 Class A
07/20/2027	2.000%	535,536	529,692
Series 2021-ST5 Class A
07/20/2027	2.000%	357,237	352,758
Upstart Securitization Trust(a)
Series 2023-2 Class A
06/20/2033	6.770%	791,393	792,055
Series 2024-1 Class A
11/20/2034	5.330%	4,583,971	4,579,863
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	4,800,000	4,816,729
Series 2024-3A Class A2A
09/15/2027	4.820%	6,232,121	6,233,876
Total Asset-Backed Securities — Non-Agency (Cost $401,445,214)			402,683,520

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,515,327
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	3,258,876
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	137,500
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.587%	5,000,000	4,931,194
UBS Commercial Mortgage Trust(a),(c)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	5.619%	4,800,000	4,711,546
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.243%	4,555,000	4,205,065
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $33,902,828)			21,759,508

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(g)	4,518	537,687
Total Financials		537,687
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(g)	1,493	102,749
Total Industrials		102,749
Total Common Stocks (Cost $1,511,077)		640,436

Corporate Bonds & Notes 28.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	273,000	278,452
03/15/2033	6.250%	273,000	278,583
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,449,060
02/15/2031	1.900%	3,350,000	2,874,418
Boeing Co. (The)
08/01/2059	3.950%	9,404,000	6,256,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier, Inc.(a)
07/01/2031	7.250%	268,000	274,813
06/01/2032	7.000%	270,000	272,916
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,199,291
Northrop Grumman Corp.
02/01/2029	4.600%	6,214,000	6,282,087
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,201,751
03/15/2032	2.375%	3,256,000	2,793,274
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	198,000	211,160
11/15/2030	9.750%	446,000	494,297
TransDigm, Inc.(a)
08/15/2028	6.750%	678,000	691,489
03/01/2029	6.375%	1,229,000	1,253,014
03/01/2032	6.625%	1,086,000	1,112,456
01/15/2033	6.000%	399,000	398,131
Total			37,321,463
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	654,000	666,307
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	589,881	586,223
04/20/2029	5.750%	1,051,571	1,019,194
Total			2,271,724
Automotive 0.2%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	660,000	625,432
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	408,000	398,539
10/01/2029	5.000%	360,000	315,843
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	405,000	412,219
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	586,000	557,649
IHO Verwaltungs GmbH(a),(h)
11/15/2030	7.750%	402,000	390,120
11/15/2032	8.000%	1,715,000	1,639,121
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	227,000	226,977
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	406,000	374,565
04/23/2032	6.875%	1,862,000	1,634,786
Total			6,575,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 5.2%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	186,000	184,547
Ally Financial, Inc.(i)
Subordinated
01/17/2040	6.646%	281,000	267,375
Bank of America Corp.(i)
07/21/2032	2.299%	6,150,000	5,285,773
10/20/2032	2.572%	24,905,000	21,637,767
02/04/2033	2.972%	11,590,000	10,191,319
Subordinated
09/21/2036	2.482%	503,000	419,033
Citigroup, Inc.(i)
06/03/2031	2.572%	6,132,000	5,489,415
01/25/2033	3.057%	11,756,000	10,331,975
Goldman Sachs Group, Inc. (The)(i)
04/23/2031	5.218%	13,652,000	13,903,972
07/21/2032	2.383%	3,346,000	2,877,036
10/21/2032	2.650%	1,000	867
HSBC Holdings PLC(i)
11/19/2030	5.286%	2,424,000	2,461,549
03/03/2031	5.130%	2,986,000	3,008,647
05/24/2032	2.804%	3,677,000	3,237,160
03/03/2036	5.450%	949,000	942,421
JPMorgan Chase & Co.(i)
07/22/2030	4.995%	2,969,000	3,012,607
10/22/2030	4.603%	448,000	447,267
01/24/2031	5.140%	2,323,000	2,369,009
04/22/2031	5.103%	768,000	782,228
11/08/2032	2.545%	15,130,000	13,195,753
Morgan Stanley(i)
10/18/2030	4.654%	16,928,000	16,870,764
04/17/2031	5.192%	9,134,000	9,296,102
Subordinated
09/16/2036	2.484%	7,470,000	6,221,254
PNC Financial Services Group, Inc. (The)(i)
10/20/2034	6.875%	1,450,000	1,594,453
Royal Bank of Canada(i)
10/18/2030	4.650%	3,185,000	3,180,362
02/04/2031	5.153%	1,789,000	1,820,563
US Bancorp(i)
06/12/2034	5.836%	2,529,000	2,609,735
Washington Mutual Bank(b),(j),(k)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(i)
01/24/2031	5.244%	430,000	438,793
Total			142,118,815
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	665,000	655,053
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	1,040,000	1,070,032
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	760,000	819,195
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	946,000	921,200
Focus Financial Partners LLC(a)
09/15/2031	6.750%	670,000	673,666
Hightower Holding LLC(a)
04/15/2029	6.750%	983,000	939,150
01/31/2030	9.125%	659,000	674,056
Total			5,752,352
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	436,000	421,299
Masterbrand, Inc.(a)
07/15/2032	7.000%	84,000	84,191
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	1,781,000	1,792,955
03/01/2033	6.750%	1,568,000	1,573,985
QXO Building Products, Inc.(a)
04/30/2032	6.750%	595,000	596,581
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	274,000	277,575
Standard Industries, Inc.(a)
01/15/2028	4.750%	424,000	415,139
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,458,000	1,416,833
Total			6,578,558
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,279,000	1,260,997
02/01/2028	5.000%	788,000	768,702
03/01/2030	4.750%	1,836,000	1,734,947
08/15/2030	4.500%	757,000	703,211
02/01/2031	4.250%	620,000	560,512
03/01/2031	7.375%	72,000	74,064
02/01/2032	4.750%	852,000	772,052
01/15/2034	4.250%	1,415,000	1,190,636
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	701,000	623,109
Charter Communications Operating LLC
12/01/2061	4.400%	3,576,000	2,325,024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
03/01/2026	3.150%	2,920,000	2,891,891
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	559,213
01/15/2030	5.750%	402,000	201,572
12/01/2030	4.125%	941,000	644,633
12/01/2030	4.625%	799,000	369,616
02/15/2031	3.375%	486,000	324,627
DISH DBS Corp.
07/01/2026	7.750%	373,000	324,964
07/01/2028	7.375%	142,000	95,953
06/01/2029	5.125%	227,000	141,526
DISH DBS Corp.(a)
12/01/2026	5.250%	297,000	270,342
12/01/2028	5.750%	605,000	508,425
DISH Network Corp.(a)
11/15/2027	11.750%	1,880,000	1,975,117
EchoStar Corp.
11/30/2029	10.750%	884,419	935,002
EchoStar Corp.(h)
11/30/2030	6.750%	1,500,494	1,395,751
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	270,000	262,876
08/01/2027	5.000%	1,475,000	1,458,541
07/15/2028	4.000%	452,000	425,758
07/01/2030	4.125%	244,000	218,272
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	474,830
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	304,363
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,200,000	1,046,621
Ziggo BV(a)
01/15/2030	4.875%	575,000	528,118
Total			25,371,265
Chemicals 0.7%
Ashland LLC(a)
09/01/2031	3.375%	1,120,000	972,231
Avient Corp.(a)
08/01/2030	7.125%	268,000	272,501
11/01/2031	6.250%	269,000	265,895
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	390,000	404,071
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	204,951
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	320,000	316,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,243,568
Celanese US Holdings LLC
04/15/2030	6.500%	85,000	82,992
07/15/2032	6.629%	108,000	106,171
04/15/2033	6.750%	1,708,000	1,601,781
11/15/2033	6.950%	513,000	514,169
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	585,092
HB Fuller Co.
10/15/2028	4.250%	547,000	517,385
Herens Holdco Sarl(a)
05/15/2028	4.750%	599,000	521,500
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	296,000	296,077
INEOS Finance PLC(a)
04/15/2029	7.500%	1,262,000	1,186,463
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,328,000	1,277,796
Ingevity Corp.(a)
11/01/2028	3.875%	426,000	394,290
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	900,700	909,707
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	414,729
11/15/2028	9.750%	1,269,000	1,326,241
10/01/2029	6.250%	876,000	805,907
06/15/2031	7.250%	930,000	931,560
SPCM SA(a)
03/15/2027	3.125%	150,000	142,808
Tronox, Inc.(a)
03/15/2029	4.625%	633,000	514,258
WR Grace Holdings LLC(a)
06/15/2027	4.875%	705,000	683,764
08/15/2029	5.625%	2,324,000	2,060,209
03/01/2031	7.375%	341,000	342,578
Total			18,894,795
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	2,725,000	2,744,561
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	86,044
06/15/2029	6.625%	306,000	302,270
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	529,477
03/15/2031	7.750%	201,000	210,860
Total			3,873,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,029,000	968,493
12/01/2028	6.125%	1,538,000	1,379,649
Garda World Security Corp.(a)
08/01/2032	8.250%	632,000	622,597
Match Group, Inc.(a)
06/01/2028	4.625%	1,138,000	1,095,109
Total			4,065,848
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	96,000	99,523
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	983,000	845,988
Newell Brands, Inc.
09/15/2027	6.375%	215,000	210,358
05/15/2030	6.375%	999,000	909,951
05/15/2032	6.625%	1,169,000	1,048,742
Opal Bidco SAS(a)
03/31/2032	6.500%	532,000	532,611
Total			3,647,173
Diversified Manufacturing 0.6%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	69,000	69,436
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,625,936
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	353,366
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,903,000	1,931,763
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	275,555
Esab Corp.(a)
04/15/2029	6.250%	222,000	225,025
Gates Corp. (The)(a)
07/01/2029	6.875%	401,000	407,503
Madison IAQ LLC(a)
06/30/2028	4.125%	962,000	918,847
06/30/2029	5.875%	868,000	820,447
Resideo Funding, Inc.(a)
09/01/2029	4.000%	459,000	422,659
07/15/2032	6.500%	18,000	17,840
Vertical Holdco GmbH(a)
07/15/2028	7.625%	546,000	547,779
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	329,000	323,560
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	146,000	147,921
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	709,000	718,244
03/15/2029	6.375%	407,000	412,938
03/15/2032	6.625%	523,000	534,100
Total			15,752,919
Electric 1.6%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,616,600
Alpha Generation LLC(a)
10/15/2032	6.750%	181,000	184,729
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	553,000	543,225
Calpine Corp.(a)
02/15/2028	4.500%	424,000	414,614
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	399,000	389,500
02/15/2031	3.750%	1,408,000	1,254,845
01/15/2032	3.750%	357,000	309,625
Dominion Energy, Inc.
03/15/2035	5.450%	3,516,000	3,502,790
DTE Energy Co.
07/01/2027	4.950%	4,300,000	4,344,551
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,141,872
Edison International
11/15/2028	5.250%	4,406,000	4,368,595
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	1,016,607
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	307,000	268,709
Long Ridge Energy LLC(a)
02/15/2032	8.750%	1,247,000	1,189,489
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	205,256
01/15/2029	7.250%	971,000	962,475
NRG Energy, Inc.
01/15/2028	5.750%	303,000	303,916
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	168,889
06/15/2029	5.250%	274,000	270,701
07/15/2029	5.750%	404,000	402,372
02/15/2032	3.875%	1,164,000	1,042,780
02/01/2033	6.000%	421,000	416,493
11/01/2034	6.250%	684,000	682,599
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,915,000	6,423,418
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	295,000	280,264
PG&E Corp.
07/01/2028	5.000%	80,000	78,077
PG&E Corp.(i)
03/15/2055	7.375%	408,000	397,604
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	709,000	690,769
01/15/2030	4.750%	780,000	733,990
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	67,776
07/31/2027	5.000%	712,000	705,952
05/01/2029	4.375%	718,000	690,737
10/15/2031	7.750%	490,000	518,249
04/15/2032	6.875%	271,000	280,909
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	445,000	446,744
03/15/2033	8.625%	1,611,000	1,610,208
Total			43,925,929
Environmental 0.1%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	744,000	774,751
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	680,000	695,511
Total			1,470,262
Finance Companies 0.5%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	646,000	662,772
04/15/2029	6.875%	348,000	355,526
03/15/2030	5.875%	377,000	374,445
Navient Corp.
03/15/2029	5.500%	138,000	130,728
03/15/2031	11.500%	429,000	478,350
08/01/2033	5.625%	1,324,000	1,134,327
OneMain Finance Corp.
01/15/2027	3.500%	467,000	447,072
05/15/2029	6.625%	462,000	463,831
03/15/2030	7.875%	257,000	265,785
09/15/2030	4.000%	458,000	405,708
05/15/2031	7.500%	541,000	549,185
11/15/2031	7.125%	102,000	102,430
03/15/2032	6.750%	566,000	555,045
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,390,000	1,427,875
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,974,000	2,572,684
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	38,228
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	283,000	281,680
06/15/2027	5.750%	604,000	595,840
04/15/2029	5.500%	755,000	732,122
UWM Holdings LLC(a)
02/01/2030	6.625%	740,000	733,248
Total			12,306,881
Food and Beverage 2.2%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,286,000	1,285,600
05/15/2048	5.300%	9,130,000	7,717,014
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	9,565,000	9,283,138
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,433,386
Campbell Soup Co.
03/23/2035	4.750%	9,700,000	9,275,122
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	1,014,147	1,075,100
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	488,000	511,943
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	2,017,120
General Mills, Inc.
01/30/2027	4.700%	2,276,000	2,289,017
Kraft Heinz Foods Co.
06/01/2026	3.000%	7,585,000	7,468,425
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	296,000	277,842
Mars, Inc.(a)
04/20/2028	4.550%	7,210,000	7,282,117
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,167,000	3,200,139
Performance Food Group, Inc.(a)
09/15/2032	6.125%	144,000	144,533
Post Holdings, Inc.(a)
04/15/2030	4.625%	624,000	589,346
09/15/2031	4.500%	1,196,000	1,088,428
02/15/2032	6.250%	203,000	204,764
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	692,000	688,871
04/30/2029	4.375%	724,000	686,781
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	927,000	861,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	290,000	297,714
02/15/2029	4.750%	215,000	208,889
06/01/2030	4.625%	721,000	686,893
01/15/2032	7.250%	395,000	413,610
Total			59,987,081
Gaming 0.3%
Boyd Gaming Corp.
12/01/2027	4.750%	420,000	411,737
Boyd Gaming Corp.(a)
06/15/2031	4.750%	290,000	270,544
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	943,000	966,254
02/15/2032	6.500%	457,000	459,515
10/15/2032	6.000%	245,000	230,956
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	308,176
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	259,000	259,683
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	42,000	43,170
MGM Resorts International
09/15/2029	6.125%	405,000	403,454
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	386,360
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	1,568,000	1,376,895
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	1,164,000	1,150,617
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,997,000	1,905,090
Scientific Games International, Inc.(a)
11/15/2029	7.250%	529,000	538,494
Total			8,710,945
Health Care 2.4%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	1,399,000	1,322,324
03/15/2033	7.375%	553,000	553,654
Avantor Funding, Inc.(a)
07/15/2028	4.625%	326,000	314,430
11/01/2029	3.875%	1,033,000	953,918
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	415,095
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	196,894
03/15/2031	4.000%	185,000	162,589
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	560,000	546,020
04/15/2029	6.875%	522,000	381,823
05/15/2030	5.250%	637,000	543,679
02/15/2031	4.750%	531,000	438,437
01/15/2032	10.875%	312,000	322,246
Cigna Corp.
03/15/2050	3.400%	1,358,000	902,357
Cigna Group (The)
02/15/2054	5.600%	1,337,000	1,258,890
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,358,000	1,392,151
CVS Health Corp.
03/25/2038	4.780%	9,450,000	8,523,055
07/20/2045	5.125%	3,775,000	3,268,292
Encompass Health Corp.
02/01/2028	4.500%	422,000	414,980
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,842,386
HCA, Inc.
06/01/2028	5.200%	2,456,000	2,495,089
09/01/2030	3.500%	20,878,000	19,495,818
03/01/2035	5.750%	1,320,000	1,332,874
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	649,036
05/15/2030	6.500%	294,000	298,749
LifePoint Health, Inc.(a)
10/15/2030	11.000%	747,000	818,106
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	404,000	407,210
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	580,000	541,038
10/01/2029	5.250%	1,078,000	1,024,335
Select Medical Corp.(a)
12/01/2032	6.250%	692,000	687,168
Star Parent, Inc.(a)
10/01/2030	9.000%	1,420,000	1,436,636
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	1,329,000	1,325,882
Tenet Healthcare Corp.
02/01/2027	6.250%	304,000	303,831
11/01/2027	5.125%	521,000	516,801
06/15/2028	4.625%	591,000	575,359
10/01/2028	6.125%	410,000	409,091
01/15/2030	4.375%	1,433,000	1,358,768
05/15/2031	6.750%	777,000	796,674
Total			66,225,685
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.5%
Centene Corp.
10/15/2030	3.000%	21,946,000	19,263,420
03/01/2031	2.500%	4,576,000	3,882,479
08/01/2031	2.625%	2,000	1,690
UnitedHealth Group, Inc.
04/15/2031	4.900%	5,811,000	5,915,292
04/15/2034	5.000%	10,675,000	10,593,415
04/15/2054	5.375%	2,403,000	2,229,020
Total			41,885,316
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	324,000	314,144
04/01/2029	4.750%	284,000	267,579
Total			581,723
Independent Energy 0.9%
APA Corp.(a)
02/15/2055	6.750%	2,380,000	2,096,207
Baytex Energy Corp.(a)
04/30/2030	8.500%	393,000	365,165
03/15/2032	7.375%	693,000	597,558
Civitas Resources, Inc.(a)
07/01/2028	8.375%	190,000	186,663
11/01/2030	8.625%	257,000	248,256
07/01/2031	8.750%	570,000	541,350
CNX Resources Corp.(a)
01/15/2029	6.000%	694,000	672,093
03/01/2032	7.250%	405,000	404,928
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,382,000	1,350,058
Comstock Resources, Inc.(a)
03/01/2029	6.750%	17,000	16,133
01/15/2030	5.875%	345,000	312,615
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	415,000	421,659
EQT Corp.(a)
01/15/2029	4.500%	204,000	197,759
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	167,000	161,816
02/01/2029	5.750%	569,000	532,029
04/15/2030	6.000%	212,000	193,731
04/15/2032	6.250%	1,057,000	920,758
11/01/2033	8.375%	523,000	497,835
02/15/2035	7.250%	1,149,000	1,003,010
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	318,204
04/15/2032	6.500%	680,000	654,719
04/15/2033	6.250%	1,594,000	1,497,553
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/01/2027	5.000%	1,647,000	1,647,287
10/01/2054	6.050%	7,187,000	6,194,171
Permian Resources Operating LLC(a)
04/15/2027	8.000%	560,000	569,536
01/15/2032	7.000%	944,000	951,342
02/01/2033	6.250%	414,000	404,584
SM Energy Co.(a)
08/01/2029	6.750%	418,000	390,738
08/01/2032	7.000%	557,000	513,601
Total			23,861,358
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,545,561
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	133,284
Carnival Corp.(a)
03/01/2026	7.625%	402,000	402,281
08/01/2028	4.000%	582,000	555,641
08/15/2029	7.000%	183,000	191,014
03/15/2030	5.750%	327,000	325,133
02/15/2033	6.125%	313,000	310,177
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	207,000	205,905
10/01/2028	6.500%	204,000	205,030
Cinemark USA, Inc.(a)
07/15/2028	5.250%	262,000	257,551
08/01/2032	7.000%	98,000	100,243
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	343,411
NCL Corp., Ltd.(a)
02/01/2032	6.750%	337,000	329,021
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	519,000	519,660
07/15/2027	5.375%	210,000	209,716
09/30/2031	5.625%	271,000	269,134
03/15/2032	6.250%	183,000	185,840
02/01/2033	6.000%	349,000	349,959
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	797,000	808,030
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	508,000	512,658
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	17,000	17,031
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	300,800
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
02/15/2029	7.000%	547,000	548,709
07/15/2031	9.125%	277,000	296,169
Total			7,376,397
Life Insurance 0.1%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	248,000	253,971
Met Tower Global Funding(a)
04/12/2029	5.250%	3,479,000	3,578,228
Total			3,832,199
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	60,999
05/01/2028	5.750%	67,000	67,037
02/15/2032	3.625%	1,047,000	926,876
04/01/2032	6.125%	671,000	681,019
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	173,000	150,513
01/15/2032	6.625%	825,000	809,987
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	684,000	680,719
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	171,152
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	299,795
Total			3,848,097
Media and Entertainment 0.7%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	442,000	366,771
09/15/2028	9.000%	261,000	270,559
06/01/2029	7.500%	458,000	375,281
04/01/2030	7.875%	1,189,000	1,190,198
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	346,000	336,533
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	510,752	393,950
05/01/2030	10.875%	210,388	88,368
Mav Acquisition Corp.(a)
08/01/2029	8.000%	271,000	268,604
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	912,000	932,129
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	845,000	829,070
01/15/2029	4.250%	139,000	129,463
03/15/2030	4.625%	764,000	707,650
02/15/2031	7.375%	123,000	128,986
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(a)
05/01/2030	3.875%	705,000	651,932
Snap, Inc.(a)
03/01/2033	6.875%	1,352,000	1,349,820
Univision Communications, Inc.(a)
08/15/2028	8.000%	445,000	432,700
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,569,000	2,500,147
03/15/2062	5.391%	11,251,000	7,656,902
Total			18,609,063
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	207,000	213,236
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	103,141
10/01/2031	5.125%	633,000	599,216
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	115,000	111,436
Constellium SE(a)
06/15/2028	5.625%	747,000	735,191
04/15/2029	3.750%	375,000	344,323
08/15/2032	6.375%	701,000	689,821
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	734,000	720,098
04/01/2029	6.125%	1,081,000	1,077,334
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,068,000	959,382
Novelis Corp.(a)
11/15/2026	3.250%	256,000	248,477
01/30/2030	4.750%	554,000	514,503
08/15/2031	3.875%	631,000	544,488
Novelis, Inc.(a)
01/30/2030	6.875%	109,000	110,590
Total			6,971,236
Midstream 0.9%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	355,503
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,023,000	942,626
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,795,000	1,844,405
DT Midstream, Inc.(a)
06/15/2029	4.125%	891,000	836,026
06/15/2031	4.375%	296,000	273,083
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,147,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,093,361
Hess Midstream Operations LP(a)
03/01/2028	5.875%	274,000	274,464
10/15/2030	5.500%	275,000	268,614
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	79,534
NuStar Logistics LP
06/01/2026	6.000%	951,000	951,077
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,600,000	1,276,738
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	275,000	279,851
Sunoco LP(a)
05/01/2029	7.000%	301,000	309,466
05/01/2032	7.250%	299,000	309,764
07/01/2033	6.250%	496,000	495,497
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	1,292,000	1,300,184
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	898,000	823,734
08/15/2031	4.125%	692,000	622,410
11/01/2033	3.875%	1,373,000	1,157,873
Venture Global LNG, Inc.(a),(i),(l)
	9.000%	1,345,000	1,152,779
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	249,000	247,418
02/01/2029	9.500%	507,000	525,337
01/15/2030	7.000%	415,000	391,024
06/01/2031	8.375%	1,519,000	1,464,287
02/01/2032	9.875%	292,000	296,958
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	348,000	357,211
05/01/2035	7.750%	348,000	357,353
Total			24,434,489
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,562,842
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	174,000	172,921
Nabors Industries Ltd.(a)
01/15/2028	7.500%	763,000	606,778
Nabors Industries, Inc.(a)
01/31/2030	9.125%	1,175,000	1,066,213
08/15/2031	8.875%	1,158,000	784,971
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Finance II LLC(a)
04/15/2030	8.000%	206,000	196,063
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	432,969	427,030
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,495,572	1,481,424
Transocean, Inc.(a)
05/15/2029	8.250%	150,000	121,129
05/15/2031	8.500%	696,000	541,377
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,541,000	1,555,540
Total			6,953,446
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	206,895
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	175,567
04/15/2030	6.625%	277,000	282,423
Total			664,885
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	331,000	329,614
06/15/2029	4.750%	1,060,000	1,014,981
07/15/2031	7.000%	232,000	239,550
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	401,000	391,811
05/15/2029	4.875%	233,000	218,183
02/01/2030	7.000%	178,000	177,970
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	322,152
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	214,887
09/15/2029	4.000%	241,000	217,661
Service Properties Trust
06/15/2029	8.375%	227,000	220,708
06/15/2032	8.875%	349,000	337,371
Service Properties Trust(a)
11/15/2031	8.625%	309,000	327,804
XHR LP(a)
05/15/2030	6.625%	91,000	89,752
Total			4,102,444
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	2,027,000	1,760,405
Canpack SA/US LLC(a)
11/15/2029	3.875%	578,000	529,336
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,063,000	1,095,122
04/15/2032	6.750%	1,303,000	1,332,991
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	1,134,000	1,165,399
Silgan Holdings, Inc.
02/01/2028	4.125%	876,000	841,231
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	414,000	409,707
08/15/2027	8.500%	202,000	199,774
Total			7,333,965
Pharmaceuticals 1.6%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,620,000	1,587,406
AbbVie, Inc.
03/15/2029	4.800%	15,237,000	15,535,214
11/21/2029	3.200%	4,208,000	4,010,243
Amgen, Inc.
03/02/2063	5.750%	3,618,000	3,447,031
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	502,000	407,340
Gilead Sciences, Inc.
03/01/2026	3.650%	18,174,000	18,077,178
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,465,000	1,363,942
Organon Finance 1 LLC(a)
04/30/2028	4.125%	332,000	313,166
04/30/2031	5.125%	499,000	418,620
Total			45,160,140
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	455,748
10/15/2027	6.750%	1,218,000	1,212,943
04/15/2028	6.750%	782,000	786,881
11/01/2029	5.875%	423,000	407,061
01/15/2031	7.000%	952,000	965,721
10/01/2031	6.500%	165,000	164,780
10/01/2032	7.375%	345,000	348,041
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	389,296
Ardonagh Finco Ltd.(a),(m)
02/15/2031	7.750%	724,000	740,291
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	1,073,000	1,094,115
AssuredPartners, Inc.(a)
01/15/2029	5.625%	618,000	617,130
02/15/2032	7.500%	112,000	119,149
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,398,000	1,349,981
HUB International Ltd.(a)
12/01/2029	5.625%	439,000	429,757
01/31/2032	7.375%	975,000	1,004,546
HUB International, Ltd.(a)
06/15/2030	7.250%	1,320,000	1,369,052
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	700,000	718,477
Ryan Specialty LLC(a)
08/01/2032	5.875%	694,000	686,698
Total			12,859,667
Railroads 0.4%
Canadian Pacific Railway Co.
12/02/2031	2.450%	6,461,000	5,617,003
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	494,258
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,289,729
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	944,000	943,168
Total			11,344,158
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	714,000	686,439
09/15/2029	5.625%	231,000	230,519
10/15/2030	4.000%	739,000	672,756
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	365,000	338,556
01/15/2030	6.750%	1,055,000	921,555
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	201,323
04/01/2032	5.375%	507,000	498,726
Total			3,549,874
Retailers 0.5%
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	566,000	515,680
Belron UK Finance PLC(a)
10/15/2029	5.750%	409,000	408,125
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	145,377
01/15/2030	6.375%	88,000	89,076
Hanesbrands, Inc.(a)
02/15/2031	9.000%	512,000	530,826
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	391,000	401,011
11/01/2035	6.875%	336,000	337,756
L Brands, Inc.(a)
10/01/2030	6.625%	789,000	803,348
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	207,051
08/01/2031	8.250%	227,000	237,717
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	298,494
Lowe’s Companies, Inc.
04/01/2052	4.250%	1,949,000	1,484,829
04/01/2062	4.450%	8,750,000	6,641,965
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	387,573
02/15/2029	7.750%	1,263,000	1,177,915
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	154,000	142,261
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	1,255,000	1,045,368
Total			14,854,372
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	428,000	419,973
01/15/2027	4.625%	279,000	276,050
Total			696,023
Technology 1.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	684,000	695,888
Block, Inc.
06/01/2026	2.750%	1,151,000	1,123,344
06/01/2031	3.500%	214,000	191,197
Block, Inc.(a)
05/15/2032	6.500%	667,000	682,137
Broadcom, Inc.(a)
11/15/2036	3.187%	8,341,000	6,814,553
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	979,000	862,195
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	602,000	517,430
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	590,000	557,156
07/01/2029	4.875%	1,191,000	1,083,854
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,586,000	1,599,150
06/30/2032	8.250%	717,000	748,352
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,752,000	1,513,950
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	181,770
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	135,000	135,260
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,096,000	1,091,128
Gen Digital, Inc.(a)
04/01/2033	6.250%	417,000	416,012
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,258,000	1,326,641
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	554,587
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	580,000	522,905
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	939,000	910,635
Intel Corp.
03/25/2050	4.750%	3,510,000	2,750,223
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	560,000	503,705
05/30/2029	9.500%	550,000	535,753
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	547,120
07/15/2028	5.000%	140,000	136,699
09/15/2029	4.875%	42,000	40,488
07/15/2030	5.250%	319,000	309,947
01/15/2033	6.250%	151,000	150,681
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	2,184,000	2,088,599
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	855,000	920,692
NCR Corp.(a)
10/01/2028	5.000%	530,000	513,487
04/15/2029	5.125%	160,000	154,098
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,582,000	1,407,316
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	1,010,365
01/15/2033	5.000%	3,969,000	3,838,859
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,762,000	1,763,160
Seagate HDD
12/15/2029	8.250%	290,000	311,019
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	246,000	243,797
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	830,000	819,104
08/15/2032	6.750%	271,000	274,862
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	283,000	287,310
Synaptics, Inc.(a)
06/15/2029	4.000%	938,000	868,304
UKG, Inc.(a)
02/01/2031	6.875%	858,000	883,359
WEX, Inc.(a)
03/15/2033	6.500%	177,000	172,193
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	873,804
Total			42,933,088
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	1,097,000	1,094,424
02/15/2031	8.000%	507,000	502,437
ERAC USA Finance LLC(a)
11/01/2025	3.800%	455,000	453,088
05/01/2028	4.600%	7,614,000	7,673,548
Total			9,723,497
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	172,467
Altice France SA(a)
07/15/2029	5.125%	675,000	551,369
10/15/2029	5.500%	681,000	556,629
T-Mobile US, Inc.
02/15/2031	2.875%	12,165,000	10,960,974
T-Mobile USA, Inc.
05/15/2032	5.125%	5,014,000	5,071,299
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,524,000	1,329,121
07/15/2031	4.750%	600,000	527,192
04/15/2032	7.750%	858,000	865,331
Total			20,034,382
Wirelines 0.2%
Fibercop SpA(a)
07/18/2036	7.200%	720,000	703,070
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	626,930
03/15/2031	8.625%	576,000	610,943
Iliad Holding SAS(a)
10/15/2028	7.000%	715,000	723,562
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(a)
04/15/2031	8.500%	1,125,000	1,186,615
04/15/2032	7.000%	406,000	411,243
Optics Bidco SpA(a)
06/04/2038	7.721%	832,000	828,412
Verizon Communications, Inc.
03/21/2031	2.550%	286,000	254,655
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	733,000	751,575
Total			6,097,005
Total Corporate Bonds & Notes (Cost $835,460,088)			794,665,385

Foreign Government Obligations(n) 1.6%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	175,000	174,993
11/15/2028	8.500%	197,000	207,465
05/15/2029	4.250%	216,000	204,122
02/15/2030	9.000%	486,000	520,558
12/01/2031	7.000%	137,000	141,720
Total			1,248,858
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	3,056,135
04/22/2032	3.250%	2,860,000	2,200,198
05/15/2049	5.200%	4,442,000	2,870,798
Total			8,127,131
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	788,484
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	3,434,094
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,095,283
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,400,579
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	3,251,000	3,178,169
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,322,104
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,174,967
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	5,045,989
Total			7,220,956
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,023,364
Saudi Arabia 0.2%
Gaci First Investment Co.(a)
10/13/2032	5.250%	4,205,000	4,234,502
South Africa 0.0%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,423,407
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,353,297
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,867,327
Total			7,220,624
Total Foreign Government Obligations (Cost $52,676,559)			44,717,555

Residential Mortgage-Backed Securities - Agency(o) 45.3%

Fannie Mae REMICS(c),(p)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.746%	24,555,538	2,639,629
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.532%	33,361,295	3,937,210
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.532%	39,181,578	5,266,098
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.532%	17,041,735	2,083,834
Fannie Mae REMICS(c)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.204%	14,395,020	14,191,498
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.654%	16,831,637	16,907,879
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	11,138	11,087
12/01/2046	3.500%	4,349,177	4,016,135
12/01/2051	2.500%	17,634,243	14,807,423
02/01/2052- 05/01/2052	3.000%	61,937,001	53,995,259
03/01/2052	2.000%	25,259,108	20,044,654
09/01/2052- 11/01/2054	5.000%	67,387,143	66,736,538
02/01/2053- 05/01/2053	4.500%	57,562,101	55,240,493
12/01/2053	5.500%	17,933,374	18,073,947
12/01/2053	6.000%	21,539,312	22,114,318
Federal Home Loan Mortgage Corp.(q)
09/01/2049	3.000%	3,949,232	3,475,024
Federal Home Loan Mortgage Corp.(c),(p)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.441%	152,998	14,206
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.591%	490,681	65,619
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.077%	451,221	42,839
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.582%	8,539,286	1,032,614
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.582%	4,261,391	578,965
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.591%	648,389	70,367
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.511%	308,959	34,910
Federal Home Loan Mortgage Corp.(p)
CMO Series 4176 Class BI
03/15/2043	3.500%	589,066	71,098
Federal Home Loan Mortgage Corp. REMICS(c),(p)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.691%	16,547,502	2,029,885
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	1.582%	30,052,082	3,601,568
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.541%	25,297,416	2,834,520
Federal Home Loan Mortgage Corp. REMICS(p)
CMO Series 5034 Class GI
11/25/2050	2.500%	16,997,500	2,558,447
CMO Series 5078 Class TI
02/25/2051	2.500%	22,506,563	3,419,024
CMO Series 5187 Class IK
01/25/2052	3.000%	20,151,247	3,567,291
Federal National Mortgage Association(c)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	6.290%	1,988	1,997
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	7.430%	43,168	44,338
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(q)
08/01/2043- 02/01/2048	4.000%	7,554,478	7,233,213
04/01/2049- 01/01/2052	3.000%	24,672,969	21,660,879
Federal National Mortgage Association
04/01/2051- 04/01/2052	3.000%	28,670,997	25,123,921
01/01/2052- 04/01/2052	2.500%	44,405,376	37,161,052
04/01/2052- 07/01/2052	4.000%	54,340,856	51,025,341
05/01/2052	3.500%	71,421,809	64,930,846
09/01/2052- 09/01/2053	5.000%	30,430,801	30,115,231
10/01/2053	5.500%	19,733,098	19,887,771
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,976,278	3,681,614
Federal National Mortgage Association(c),(p)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.432%	1,645,363	186,497
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.682%	970,899	124,004
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.532%	711,180	90,759
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.532%	3,270,734	401,625
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.532%	6,961,985	868,799
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.682%	3,468,157	429,978
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.632%	3,116,967	378,675
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.682%	2,847,986	411,708
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.682%	5,765,511	768,208
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.732%	3,767,735	511,861
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.732%	2,847,675	410,043
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.682%	5,131,126	641,683
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.582%	12,373,273	1,517,885
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.582%	21,860,170	2,638,853
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.582%	7,979,809	967,079
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.582%	6,821,768	902,145
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(c),(p)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.682%	13,646,172	1,538,651
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.582%	18,796,683	2,174,152
Freddie Mac REMICS(p)
CMO Series 5152 Class XI
11/25/2050	2.500%	36,051,523	4,022,755
CMO Series 5287 Class NI
05/25/2051	3.500%	18,814,057	3,776,679
Freddie Mac REMICS(c),(p)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.596%	19,286,697	1,520,339
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.591%	21,915,947	2,592,507
Freddie Mac REMICS(c)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.089%	17,620,431	18,087,922
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.089%	34,151,297	34,829,927
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.250%	11,000,000	11,115,899
Government National Mortgage Association(c)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	4.625%	108	107
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.270%	12,910,730	13,060,444
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(q)
04/20/2048	4.500%	2,895,249	2,811,741
Government National Mortgage Association(p)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,689,725	276,351
CMO Series 2020-175 Class KI
11/20/2050	2.500%	20,644,343	3,022,107
CMO Series 2020-189 Class HI
12/20/2050	3.000%	24,747,039	3,929,491
CMO Series 2020-191 Class UG
12/20/2050	3.500%	13,564,441	2,325,561
CMO Series 2021-119 Class QI
07/20/2051	3.000%	18,609,104	2,911,175
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	30,736,601	5,396,065
CMO Series 2021-16 Class KI
01/20/2051	2.500%	18,413,777	2,685,257
CMO Series 2021-89 Class IO
05/20/2051	3.000%	19,846,288	3,112,075
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	11,474,975	1,542,172
Government National Mortgage Association(c),(p)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.277%	10,473,031	1,128,143
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	1.667%	19,214,079	2,741,824
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.767%	8,493,174	1,350,950
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.767%	3,757,340	461,956
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.767%	14,243,375	2,130,330
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.767%	4,683,631	657,917
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.767%	18,250,339	2,455,829
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.767%	1,956,291	253,671
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.717%	2,841,967	402,426
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.767%	2,645,259	348,475
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.767%	3,360,570	437,038
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.817%	4,317,892	502,610
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.767%	3,556,275	435,881
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.717%	2,472,683	306,205
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	1.767%	19,950,683	2,558,849
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.767%	6,714,658	950,118
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.717%	5,665,446	719,060
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.767%	3,396,692	429,539
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.767%	4,459,258	502,445
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.767%	3,373,620	415,809
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.567%	5,367,072	650,294
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.717%	3,820,385	461,875
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.717%	4,132,308	524,446
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.617%	4,153,306	540,053
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.667%	17,634,344	2,356,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.717%	3,680,536	486,363
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.717%	5,979,144	871,213
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.617%	2,967,005	424,202
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.617%	22,414,636	2,543,851
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.717%	5,152,792	653,906
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	1.767%	22,392,473	3,401,468
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.950%	20,276,837	3,200,155
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.667%	35,430,965	4,597,614
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.150%	26,445,980	3,150,528
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.767%	18,827,312	2,258,641
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.650%	24,612,223	1,425,919
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.150%	44,330,502	3,898,801
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.617%	33,489,176	4,562,190
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.617%	34,095,952	4,451,117
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.667%	29,508,552	3,857,066
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.500%	33,196,635	3,233,996
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.650%	26,346,424	2,605,767
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.800%	40,665,001	5,809,955
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.100%	25,282,919	1,616,461
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.100%	55,445,364	4,778,919
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency(o) 45.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.600%	18,635,934	1,707,542
Government National Mortgage Association TBA(e)
05/20/2055	4.000%	36,000,000	33,503,220
05/20/2055	4.500%	50,000,000	47,855,416
05/20/2055	5.000%	25,000,000	24,521,205
Uniform Mortgage-Backed Security TBA(e)
05/15/2040	3.000%	32,000,000	30,378,738
05/13/2055	3.500%	104,000,000	93,848,318
05/13/2055	4.000%	50,000,000	46,592,197
05/13/2055	4.500%	50,000,000	47,812,515
05/13/2055	5.000%	15,000,000	14,682,243
05/13/2055	5.500%	74,500,000	74,339,171
05/13/2055	6.000%	31,000,000	31,446,747
Total Residential Mortgage-Backed Securities - Agency (Cost $1,251,476,665)			1,244,547,207

Residential Mortgage-Backed Securities - Non-Agency 18.6%

Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	400,829	399,424
CAFL Issuer LLC(a),(i)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	2,034,243	2,029,259
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,386,665
CMO Series 2022-3 Class A1
05/25/2067	5.000%	9,434,712	9,489,180
CMO Series 2022-5 Class A1
01/25/2058	6.000%	4,862,968	4,884,740
CHNGE Mortgage Trust(a),(i)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	8,347,254	8,432,870
CIM Trust(a),(i)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	6,156,577	5,947,341
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	915,239	908,258
COLT Mortgage Loan Trust(a),(f)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	5,800,420	4,872,477
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,763,514
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,477,830
Residential Mortgage-Backed Securities - Non-Agency 18.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(i)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	7,063,728	7,068,122
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	6.618%	485,066	485,110
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,147,457	1,051,339
Cross Mortgage Trust(a),(f)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	9,401,052	9,412,569
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	7,083,781
CMO Series 2021-4 Class A1
11/25/2066	1.931%	5,331,150	4,665,203
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,531,068	4,846,239
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,224,785
FIGRE Trust(a),(f)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	2,862,883	2,948,795
FMC GMSR Issuer Trust(a),(f)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,213,454
Freddie Mac STACR(c)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.114% 06/25/2033	4.454%	160,061	159,682
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.004%	1,710,167	1,712,661
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.604%	5,132,000	5,438,299
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(c)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	9,613,737	8,763,945
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Non-Agency 18.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(p)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	823,559,470	6,626,359
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	12,262,565	11,971,476
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	15,000,000	11,853,078
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(p)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,784,385,581	4,515,923
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,784,385,584	7,055,996
GCAT Trust(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	4,419,075	4,209,909
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,265,353
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,617,228
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,721,275
Genworth Mortgage Insurance Corp.(a),(c)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.254%	7,731,870	7,772,549
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	7,854,834	7,853,151
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	13,083,809	12,854,404
CMO Series 2025-1 Class A
11/25/2042	6.500%	2,678,259	2,652,041
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	2,959,220	2,579,222
Legacy Mortgage Asset Trust(a),(i)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	4,633,759	4,655,269
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	3,480,972	3,479,748
Residential Mortgage-Backed Securities - Non-Agency 18.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(f)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,560,824
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,136,302
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	14,142,958	14,242,683
Mill City Mortgage Loan Trust(a),(i)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,746,351	3,746,338
New Residential Mortgage Loan Trust(a),(f)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.848%	10,000,000	6,551,705
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,459,045	1,442,233
OBX Trust(a),(i)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	5,844,769	5,853,097
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	6,342,341	6,270,676
PRET LLC(a),(i)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	5,101,053	5,143,686
CMO Series 2024-NPL5 Class A1
09/25/2054	5.963%	11,568,590	11,583,389
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	12,733,304	12,865,774
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	7,500,000	7,571,553
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	9,355,588	9,461,802
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	7,400,262	7,384,320
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	10,276,492	10,403,327
PRET LLC(a),(e),(i)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.493%	9,000,000	8,999,998
Pretium Mortgage Credit Partners LLC(a),(i)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	2,945,229	2,930,138
PRPM LLC(a),(i)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	6,323,646	6,344,531
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Non-Agency 18.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	6,107,684	6,168,079
PRPM LLC(a),(i),(m)
CMO Series 2025-2 Class A1
05/25/2030	6.469%	9,500,000	9,522,148
Radnor Re Ltd.(a),(c)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.354%	3,104,686	3,107,289
RCO Mortgage LLC(a),(i)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	6,242,835	6,273,538
RCO X Mortgage LLC(a),(i)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	9,511,063	9,510,968
Saluda Grade Alternative Mortgage Trust(a),(f)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	4,780,619	8,243,963
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,730,584
Stanwich Mortgage Loan Co. LLC(a),(i)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	231,443	231,249
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,783,098
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,671,805	1,411,631
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	9,565,553
CMO Series 2022-2 Class A1
02/25/2067	3.158%	2,288,090	2,160,689
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.466%	7,610,000	7,328,485
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	10,200,000	10,188,594
Toorak Mortgage Trust(a),(f)
CMO Series 2025-RRTL1 Class M1
02/25/2040	6.791%	4,800,000	4,820,068
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	6,866,376	6,821,225
Residential Mortgage-Backed Securities - Non-Agency 18.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee CVI LLC(a),(i)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	11,997,078	11,953,672
Vericrest Opportunity Loan Transferee XCIX LLC(a),(i)
CMO Series 2021-NPL8 Class A1
04/25/2051	6.116%	973,003	972,327
Vericrest Opportunity Loan Transferee XCVI LLC(a),(i)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	952,688	951,612
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	12,447,234
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,824,418
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,604,426	1,364,965
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,037,834	2,589,804
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,765,703
CMO Series 2021-7 Class A3
10/25/2066	2.240%	5,567,594	4,834,926
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	862,369	819,026
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	9,715,690
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	345,803	335,814
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	4,328,065	4,002,698
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,375,964	1,276,889
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $532,834,932)			509,562,838

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.320%	55,802	54,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(c),(r)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.799%	297,750	294,561
Total			349,410
Airlines 0.0%
American Airlines, Inc.(c),(r)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.507%	297,000	288,028
Automotive 0.0%
American Axle & Manufacturing, Inc.(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.197%	300,000	292,689
Clarios Global LP(c),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.072%	64,873	63,441
First Brands Group LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.541%	296,230	274,012
Total			630,142
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(c),(r)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	39,282	39,149
Aretec Group, Inc.(c),(r)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.822%	297,006	295,149
Focus Financial Partners LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.072%	140,557	138,704
HighTower Holding LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/03/2032	7.291%	147,349	144,770
Jane Street Group LLC(c),(r)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.313%	134,299	132,349
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Finance LLC(c),(m),(r)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.323%	214,309	214,041
June Purchaser LLC(c),(m),(r),(s)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/28/2031	1.625%	19,286	19,268
June Purchaser LLC(c),(r)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	115,714	115,606
Osaic Holdings, Inc.(c),(m),(r)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.822%	154,646	153,902
PEX Holdings LLC(c),(r)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.967%	201,340	200,333
Russell Investments US Institutional Holdco, Inc.(c),(r)
Term Loan
3-month Term SOFR + 6.500% Floor 1.000% 05/30/2027	10.780%	208,956	193,782
VFH Parent LLC(c),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.822%	96,857	96,373
Total			1,743,426
Building Materials 0.1%
Cornerstone Building Brands, Inc.(c),(r)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.822%	44,603	36,589
Foundation Building Materials, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.791%	296,154	283,665
Gulfside Supply, Inc.(c),(r)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.299%	140,821	139,387
Johnstone Supply LLC(c),(r)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.820%	199,499	197,566
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak BP LLC(c),(r)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.035%	25,862	24,814
LBM Acquisition LLC (c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.179%	296,986	280,467
Madison Safety & Flow LLC(c),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.072%	40,738	40,382
Queen Mergerco, Inc.(c),(m),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/29/2032	7.280%	42,857	42,803
Quikrete Holdings, Inc.(c),(r)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.572%	296,232	290,198
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.572%	479	469
Specialty Building Products Holdings LLC(c),(r)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.172%	118,141	110,085
Standard Building Solutions, Inc.(c),(r)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.069%	100,484	100,468
White Cap Supply Holdings LLC(c),(r)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.575%	297,727	289,673
Total			1,836,566
Cable and Satellite 0.0%
Sunrise Financing Partnership(c),(r)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.793%	152,000	150,967
Virgin Media Bristol LLC(c),(r)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.936%	300,000	295,374
Total			446,341
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
A-AP Buyer, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.072%	143,709	143,170
Ineos Quattro Holdings UK Ltd.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.672%	297,000	252,450
Ineos US Finance LLC(c),(r)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.322%	297,754	274,678
Innophos Holdings, Inc.(c),(r)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.686%	149,215	146,454
Olympus Water US Holding Corp.(c),(r)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.299%	275,410	271,653
Rockpoint Gas Storage Partners LP(c),(r)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.299%	149,625	147,614
USALCO LLC(c),(m),(r),(s)
Delayed Draw Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	1.000%	5,805	5,781
USALCO LLC(c),(r)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.299%	56,208	55,974
Windsor Holdings III LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	7.073%	296,265	291,747
WR Grace Holdings LLC(c),(r)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.549%	507,937	497,464
Total			2,086,985
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
AlixPartners LLP(c),(r)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.936%	296,143	295,732
AmSpec Parent LLC(c),(m),(r),(s)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	20,000	19,950
AmSpec Parent LLC(c),(r)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.549%	130,000	129,675
Arches Buyer, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.672%	296,134	289,767
Conservice Midco LLC(c),(r)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.322%	296,265	294,289
Corporation Service Co.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.322%	304,382	301,086
Ensemble RCM LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.280%	69,784	69,675
Fleet Midco I Ltd.(b),(c),(r)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.055%	102,170	101,660
OMNIA Partners LLC(c),(r)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.033%	149,250	148,441
PG Polaris Bidco SARL(c),(r)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.299%	281,823	280,554
Prime Security Services Borrower LLC(c),(r)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.319%	148,505	147,746
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Raven Acquisition Holdings LLC(c),(m),(r),(s)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	11,650	11,516
Raven Acquisition Holdings LLC(c),(r)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.572%	163,096	161,232
Total			2,251,323
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.072%	295,500	284,543
Recess Holdings, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.025%	297,006	293,943
SRAM LLC(c),(r)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.570%	53,185	51,324
Total			629,810
Diversified Manufacturing 0.1%
Dynamo Midco BV(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/30/2031	7.798%	59,700	59,402
EMRLD Borrower LP(c),(r)
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	283,275	279,629
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(c),(r)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	252,478	246,618
Madison IAQ LLC(c),(r)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.762%	296,923	293,844
TK Elevator Midco GmbH(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2030	7.237%	296,269	294,787
WEC US Holdings Ltd.(c),(r)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.574%	283,071	280,169
Total			1,454,449
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
Alpha Generation LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.072%	81,477	81,419
Calpine Corp.(c),(r)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.072%	298,500	296,972
Carroll County Energy LLC(c),(r)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.549%	128,421	128,549
Compass Power Generation LLC(c),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.072%	49,536	49,613
Cornerstone Generation(c),(m),(r)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	150,000	149,969
EFS Cogen Holdings I LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.799%	181,268	181,117
Hamilton Projects Acquiror LLC(c),(r)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/30/2031	7.322%	120,643	120,859
South Field Energy LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	47,764	47,496
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	3,053	3,036
Total			1,059,030
Environmental 0.0%
EnergySolutions LLC/Envirocare of Utah LLC (c),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.572%	154,692	153,725
GFL Environmental Services, Inc.(c),(r)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.819%	150,000	147,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Group Services, Inc.(c),(r)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	102,763	102,603
Reworld Holding Corp.(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.579%	275,929	274,549
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.579%	21,252	21,146
Tidal Waste & Recycling Holdings LLC(c),(r)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.799%	60,000	59,975
Total			759,748
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(c),(r)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.299%	108,333	108,062
Aramark Intermediate HoldCo Corp.(c),(r)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.322%	300,000	300,225
Aspire Bakeries Holdings LLC(c),(r)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.572%	105,177	104,914
CHG PPC Parent LLC(b),(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.436%	58,922	58,775
Dechra Pharmaceuticals Holdings Ltd.(c),(m),(r)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.513%	197,380	195,159
Golden State Foods LLC(c),(r)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.571%	123,244	123,311
Primary Products Finance LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.535%	296,261	291,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primo Brands Corp.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.549%	296,181	293,515
Total			1,475,885
Gaming 0.1%
Caesars Entertainment, Inc.(c),(r)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.563%	218,842	215,058
ECL Entertainment LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.822%	143,857	142,418
Entain PLC(c),(r)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.053%	296,999	296,503
Fertitta Entertainment LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/27/2029	7.822%	296,183	288,225
Flutter Entertainment PLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.049%	296,250	291,252
HRNI Holdings LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.672%	276,562	271,493
Jack Ohio Finance LLC(c),(r)
Term Loan
1-month Term SOFR + 4.000% 01/28/2032	8.322%	60,000	59,475
Ontario Gaming GTA LP(c),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.549%	249,272	240,672
Penn Entertainment, Inc.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.822%	296,193	294,712
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP (c),(r)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.285%	297,744	294,809
Total			2,394,617
Health Care 0.1%
Auris Luxembourg III SARL(c),(m),(r)
Tranche B6 Term Loan
3-month Term SOFR + 3.750% 02/28/2029	7.882%	222,114	219,153
Medline Borrower LP(c),(r)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.572%	449,750	446,422
Parexel International, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.822%	284,738	282,854
Southern Veterinary Partners LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.527%	205,889	205,092
Star Parent, Inc.(c),(r)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.299%	297,000	286,792
Surgery Center Holdings, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.070%	297,000	295,794
Upstream Newco, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.791%	296,154	212,398
Total			1,948,505
Home Construction 0.0%
TECTA America Corp.(c),(r)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.322%	47,711	47,164
Independent Energy 0.0%
Hilcorp Energy I LP(c),(r)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.321%	60,000	58,950
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Alterra Mountain Co.(c),(r)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.072%	347,361	346,927
Bulldog Purchaser, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.035%	95,236	94,641
Carnival Corp.(c),(r)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.329%	187,959	187,607
Cinemark USA, Inc.(c),(r)
Term Loan
3-month Term SOFR + 2.750% 05/24/2030	7.065%	296,259	295,273
Crown Finance US, Inc.(c),(r)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.569%	127,181	125,870
EOC Borrower LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.322%	45,000	44,362
Motion Acquisition Ltd.(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.799%	100,731	94,939
UFC Holdings LLC(c),(r)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.580%	231,201	230,863
Total			1,420,482
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(c),(r)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.322%	201,731	197,697
Playa Resorts Holding BV(c),(r)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.072%	296,212	295,489
Total			493,186
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.1%
Cengage Learning, Inc.(c),(r)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.827%	198,503	197,442
Creative Artists Agency LLC(c),(r)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.072%	297,006	295,203
Dotdash Meredith, Inc.(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	7.824%	290,332	280,897
E.W. Scripps Co. (The)(c),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.350% Floor 0.750% 05/12/2025	7.439%	294,555	243,217
Plano Holdco, Inc.(c),(r)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.799%	188,241	185,418
Playtika Holding Corp.(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.186%	296,144	288,770
StubHub Holdco Sub LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.072%	191,397	188,168
Univision Communications, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.686%	147,714	139,774
Total			1,818,889
Midstream 0.1%
CQP Holdco LP(c),(r)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.299%	298,502	296,738
Epic Crude Services LP(c),(r)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.256%	38,023	37,948
GIP Pilot Acquisition Partners LP(c),(r)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.277%	292,246	289,690
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NGP XI Midstream Holdings LLC(c),(r)
Term Loan
3-month Term SOFR + 3.500% 07/25/2031	7.799%	89,775	88,428
Oryx Midstream Services Permian Basin LLC(c),(r)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.573%	296,257	292,972
WhiteWater DBR Holdco LLC(c),(r)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.549%	243,617	242,779
Total			1,248,555
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(r)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.325%	25,000	24,677
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(c),(r)
Term Loan
1-month Term SOFR + 4.500% 06/04/2029	8.822%	143,216	138,920
MRC Global US, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.500% 10/29/2031	7.822%	180,996	179,638
Total			318,558
Other Financial Institutions 0.0%
19th Holdings Golf LLC(c),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.671%	296,193	281,754
Acuren Delaware Holdco, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.072%	44,850	44,710
BCP VI Summit Holdings LP(c),(r)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.822%	51,563	51,316
Hunter Douglas Holding BV(c),(r)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.549%	269,954	262,363
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Opal US LLC(c),(m),(r)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/31/2032	7.572%	162,689	161,164
Total			801,307
Other Industry 0.0%
Artera Services LLC(c),(r)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.799%	70,474	66,962
Brand Industrial Services, Inc.(c),(r)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.791%	16,500	15,224
Catawba Nation Gaming Authority(c),(r)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	9.053%	145,464	144,252
Grant Thornton Advisors LLC(c),(m),(r),(s)
Term Loan
3-month Term SOFR + 2.750% 06/02/2031	1.000%	6,522	6,464
Grant Thornton Advisors LLC(c),(r)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.072%	53,344	52,869
Total			285,771
Other REIT 0.0%
OEG Borrower LLC(c),(r)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.795%	55,278	54,932
Packaging 0.0%
Anchor Packaging LLC(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.579%	168,892	168,386
Charter Next Generation, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.071%	345,490	344,108
Clydesdale Acquisition Holdings, Inc.(c),(r)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.497%	298,053	295,781
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LC Ahab US Bidco LLC(c),(r)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.322%	156,626	151,928
Total			960,203
Paper 0.0%
Verde Purchaser LLC(c),(r)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.299%	206,988	204,952
Property & Casualty 0.1%
Acrisure LLC(c),(r)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	7.322%	145,588	143,678
Alliant Holdings Intermediate LLC(c),(r)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.073%	187,313	185,868
AssuredPartners, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.822%	297,000	296,923
Asurion LLC(c),(r)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.572%	149,250	142,487
Broadstreet Partners, Inc.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.322%	495,506	492,761
Hub International Ltd.(c),(r)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.769%	297,009	294,901
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(r)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.313%	296,996	295,327
Truist Insurance Holdings LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.049%	218,212	215,576
Total			2,067,521
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
Dave & Busters, Inc.(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	185,903	170,973
IRB Holding Corp.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.822%	297,754	295,264
Whatabrands LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.822%	395,992	393,351
Total			859,588
Retailers 0.0%
Belron Finance 2019 LLC(c),(r)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.052%	119,847	119,364
Great Outdoors Group LLC(c),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.572%	345,553	337,174
Harbor Freight Tools USA, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.822%	58,972	54,723
PetSmart LLC(c),(r)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.172%	296,164	291,351
Total			802,612
Technology 0.3%
Adeia, Inc.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.822%	234,509	232,163
Ahead DB Holdings LLC(c),(r)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/03/2031	7.299%	149,248	148,012
Applied Systems, Inc.(c),(r)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.750% 02/24/2031	7.049%	149,250	148,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(c),(r)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.172%	158,927	155,699
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.322%	737,593	728,107
athenahealth Group, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.322%	296,954	294,032
Barracuda Parent LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.780%	296,212	245,385
BCPE Pequod Buyer, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.500% 11/25/2031	7.822%	109,391	109,004
Boost Newco Borrower LLC(c),(r)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.299%	299,250	298,502
Boxer Parent Co., Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.000% 07/30/2031	7.322%	116,667	114,200
Camelot US Acquisition LLC(c),(r)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.072%	128,965	127,138
Central Parent LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.549%	348,250	289,389
Cloud Software Group, Inc.(c),(r)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/29/2029	7.799%	294,823	291,070
Cloudera, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.172%	295,420	290,067
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.936%	249,354	245,614
Cotiviti, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.074%	297,007	290,325
Dun & Bradstreet Corp. (The)(c),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.570%	297,000	295,746
Ellucian Holdings, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.322%	241,532	240,281
Flash Charm, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.791%	296,985	268,958
Fortress Intermediate 3, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	8.072%	149,250	145,892
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(c),(r)
Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.799%	157,846	155,163
ICON Parent I, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.315%	67,809	67,365
Idemia Group SAS(c),(r)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.549%	297,000	295,515
IGT Holding IV AB(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.782%	296,144	296,144
Informatica LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.572%	250,000	249,375
Ingram Micro, Inc.(c),(r)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.053%	164,362	164,157
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leia Finco US LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.458%	241,667	239,922
Lummus Technology Holdings V LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.322%	169,375	168,899
McAfee Corp.(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.329%	297,744	278,763
Mitchell International, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.572%	250,808	247,141
Nielsen Consumer, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.822%	149,625	149,064
Peraton Corp.(c),(r)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.172%	236,138	212,566
PointClickCare Technologies, Inc.(c),(r)
Term Loan
3-month Term SOFR + 3.250% 11/03/2031	7.549%	200,000	199,500
Project Boost Purchaser LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.299%	179,581	177,760
Proofpoint, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.322%	308,816	306,809
Sophos Holdings SARL(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.935%	56,103	56,015
Sovos Compliance, LLC(c),(r)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/13/2029	8.322%	296,199	294,718
Storable, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.572%	57,277	57,062
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.320%	312,673	311,438
Ultra Clean Holdings, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.572%	119,625	118,804
Virtusa Corp.(c),(r)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.572%	155,318	154,703
Total			9,159,302
Tobacco 0.0%
Red SPV LLC(c),(r)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.579%	52,500	52,172
Transportation Services 0.0%
Apple Bidco LLC(c),(r)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.822%	149,148	147,151
Brown Group Holding LLC(c),(r)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.800%	297,754	294,437
Total			441,588
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(r)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.324%	297,750	297,155
Total Senior Loans (Cost $41,625,329)			40,771,829

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	3,500,000	3,275,234
07/31/2028	1.000%	3,500,000	3,222,461
Total U.S. Treasury Obligations (Cost $6,337,323)			6,497,695
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025

Call Option Contracts Purchased 0.3%
Value ($)
(Cost $8,146,411)	7,735,694

Put Option Contracts Purchased 0.1%

(Cost $3,037,525)	2,229,156

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(t),(u)	124,310,346	124,273,053
Total Money Market Funds (Cost $124,251,617)		124,273,053
Total Investments in Securities (Cost: $3,292,705,568)		3,200,083,876
Other Assets & Liabilities, Net		(453,356,557)
Net Assets		2,746,727,319
At April 30, 2025, securities and/or cash totaling $34,177,144 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,234	06/2025	USD	362,915,438	5,735,155	—
U.S. Treasury 2-Year Note	900	06/2025	USD	187,333,594	2,044,388	—
U.S. Treasury 5-Year Note	2,189	06/2025	USD	239,028,540	2,935,028	—
U.S. Treasury Ultra Bond	627	06/2025	USD	75,886,594	811,759	—
Total					11,526,330	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(446)	06/2025	USD	(52,014,750)	—	(791,823)
U.S. Treasury Ultra 10-Year Note	(1,249)	06/2025	USD	(143,303,234)	—	(2,246,945)
Total					—	(3,038,768)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	70,000,000	70,000,000	3.60	05/08/2025	1,190,000	289,366
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.70	06/12/2025	1,990,000	1,506,360
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	09/12/2025	1,062,500	1,436,950
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	10/14/2025	1,055,000	1,533,445
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	25,000,000	25,000,000	3.25	08/19/2025	766,250	182,450
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	30,258,400	30,258,400	3.80	10/29/2025	1,482,661	1,442,948
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.90	07/02/2025	600,000	1,344,175
Total							8,146,411	7,735,694

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	120,000,000	120,000,000	4.05	09/05/2025	948,000	316,800
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	65,000,000	65,000,000	3.50	10/03/2025	763,750	659,646
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	122,756,917	122,756,917	3.50	10/06/2025	1,325,775	1,252,710
Total							3,037,525	2,229,156

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(316,682,000)	(316,682,000)	3.25	07/29/2025	(1,399,734)	(1,579,040)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	659,210	(2,500)	660,072	—	—	(3,362)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	922,895	(3,500)	1,662,712	—	—	(743,317)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,198,750	(2,900)	1,505,870	—	—	(310,020)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	224,132	(850)	242,178	—	—	(18,896)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,624,254	(4,000)	305,101	—	1,315,153	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	224,131	(850)	53,542	—	169,739	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	203,032	(500)	54,556	—	147,976	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	1,092,918	(2,890)	1,288,310	—	—	(198,282)
Total							6,149,322	(17,990)	5,772,341	—	1,632,868	(1,273,877)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	19.893	USD	7,000,000	(1,421,223)	3,500	—	(784,958)	—	(632,765)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.298	USD	5,000,000	(776,769)	2,500	—	(756,601)	—	(17,668)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.298	USD	14,000,000	(2,174,953)	7,000	—	(2,122,455)	—	(45,498)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	19.893	USD	5,000,000	(1,015,159)	2,500	—	(1,011,998)	—	(661)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	19.893	USD	5,000,000	(1,015,159)	2,500	—	(783,928)	—	(228,731)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	36.109	USD	5,533,363	(1,172,195)	2,767	—	(1,062,049)	—	(107,379)
Total								(7,575,458)	20,767	—	(6,521,989)	—	(1,032,702)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	4.152	USD	28,000,000	432,829	—	—	432,829	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $1,254,368,533, which represents 45.67% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of April 30, 2025 and is not reflective of the cash flow payments.

(e)	Represents a security purchased on a when-issued basis.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2025.

(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(j)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2025, the total value of these securities amounted to $41,069, which represents less than 0.01% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Notes to Portfolio of Investments (continued)
(k)	Represents a security in default.
(l)	Perpetual security with no specified maturity date.
(m)	Represents a security purchased on a forward commitment basis.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
05/13/2055 3.000%	(43,000,000)	05/13/2025	(37,011,914)	(37,311,195)

(p)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(q)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(r)
The stated interest rate represents the weighted average interest rate at April 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)
At April 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	20,000
Grant Thornton Advisors LLC Term Loan 06/02/2031 1.000%	6,522
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 1.625%	19,286
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	11,650
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	5,806

(t)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(u)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	193,670,471	1,302,609,627	(1,372,019,000)	11,955	124,273,053	19,375	7,853,107	124,310,346
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	390,683,520	12,000,000	402,683,520
Commercial Mortgage-Backed Securities - Non-Agency	—	21,759,508	—	21,759,508
Common Stocks
Financials	537,687	—	—	537,687
Industrials	102,749	—	—	102,749
Total Common Stocks	640,436	—	—	640,436
Corporate Bonds & Notes	—	794,624,316	41,069	794,665,385
Foreign Government Obligations	—	44,717,555	—	44,717,555
Residential Mortgage-Backed Securities - Agency	—	1,244,547,207	—	1,244,547,207
Residential Mortgage-Backed Securities - Non-Agency	—	509,562,838	—	509,562,838
Senior Loans	—	40,611,394	160,435	40,771,829
U.S. Treasury Obligations	—	6,497,695	—	6,497,695
Call Option Contracts Purchased	—	7,735,694	—	7,735,694
Put Option Contracts Purchased	—	2,229,156	—	2,229,156
Money Market Funds	124,273,053	—	—	124,273,053
Total Investments in Securities	124,913,489	3,062,968,883	12,201,504	3,200,083,876
Forward Sale Commitments	—	(37,311,195)	—	(37,311,195)
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Futures Contracts	11,526,330	—	—	11,526,330
Swap Contracts	—	2,065,697	—	2,065,697
Liability
Futures Contracts	(3,038,768)	—	—	(3,038,768)
Call Option Contracts Written	—	(1,579,040)	—	(1,579,040)
Swap Contracts	—	(2,306,579)	—	(2,306,579)
Total	133,401,051	3,023,837,766	12,201,504	3,169,440,321
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,157,270,015)	$3,065,845,973
Affiliated issuers (cost $124,251,617)	124,273,053
Option contracts purchased (cost $11,183,936)	9,964,850
Cash	95,796
Foreign currency (cost $160)	159
Cash collateral held at broker for:
Swap contracts	250,000
Other(a)	870,000
Margin deposits on:
Swap contracts	2,446,326
Unrealized appreciation on swap contracts	1,632,868
Upfront payments on swap contracts	5,772,341
Receivable for:
Investments sold	2,412,944
Investments sold on a delayed delivery basis	165,733,761
Capital shares sold	11,865,187
Dividends	355,476
Interest	16,315,413
Foreign tax reclaims	3,210
Variation margin for futures contracts	785,166
Expense reimbursement due from Investment Manager	10,550
Prepaid expenses	7,926
Deferred compensation of board members	390,971
Other assets	6,928
Total assets	3,409,038,898
Liabilities
Option contracts written, at value (premiums received $1,399,734)	1,579,040
Forward sale commitments, at value (proceeds receivable $37,011,914)	37,311,195
Unrealized depreciation on swap contracts	2,306,579
Upfront receipts on swap contracts	6,521,989
Payable for:
Investments purchased	2,121,002
Investments purchased on a delayed delivery basis	593,518,251
Capital shares redeemed	6,638,465
Distributions to shareholders	10,861,284
Variation margin for futures contracts	450,656
Variation margin for swap contracts	134,347
Interest on forward sale commitments	43,000
Management services fees	36,140
Distribution and/or service fees	4,418
Transfer agent fees	221,560
Compensation of board members	2,399
Other expenses	97,782
Deferred compensation of board members	463,472
Total liabilities	662,311,579
Net assets applicable to outstanding capital stock	$2,746,727,319
Represented by
Paid in capital	3,411,229,362
Total distributable earnings (loss)	(664,502,043)
Total - representing net assets applicable to outstanding capital stock	$2,746,727,319
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
April 30, 2025
Class A
Net assets	$540,910,271
Shares outstanding	17,666,065
Net asset value per share	$30.62
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.57
Class C
Net assets	$24,362,770
Shares outstanding	795,611
Net asset value per share	$30.62
Institutional Class
Net assets	$1,573,608,896
Shares outstanding	51,362,834
Net asset value per share	$30.64
Institutional 2 Class
Net assets	$182,834,563
Shares outstanding	5,979,397
Net asset value per share	$30.58
Institutional 3 Class
Net assets	$363,044,135
Shares outstanding	11,849,550
Net asset value per share	$30.64
Class R
Net assets	$3,742,606
Shares outstanding	122,187
Net asset value per share	$30.63
Class S
Net assets	$58,224,078
Shares outstanding	1,900,498
Net asset value per share	$30.64

(a)	Includes collateral related to option contracts purchased and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Statement of Operations
Year Ended April 30, 2025

Net investment income
Income:
Dividends — affiliated issuers	$7,853,107
Interest	146,325,829
Interfund lending	2,771
Foreign taxes withheld	(6,059)
Total income	154,175,648
Expenses:
Management services fees	13,578,390
Distribution and/or service fees
Class A	1,364,870
Class C	235,553
Class R	23,263
Transfer agent fees
Class A	618,988
Advisor Class	163,305
Class C	26,708
Institutional Class	1,638,949
Institutional 2 Class	119,125
Institutional 3 Class	21,970
Class R	5,288
Class S	42,565
Custodian fees	65,504
Printing and postage fees	131,910
Registration fees	171,395
Accounting services fees	55,857
Legal fees	49,316
Interest on collateral	554,362
Compensation of chief compliance officer	484
Compensation of board members	41,210
Deferred compensation of board members	10,948
Other	69,661
Total expenses	18,989,621
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,190,427)
Fees waived by transfer agent
Institutional 2 Class	(34,622)
Institutional 3 Class	(14,798)
Expense reduction	(1,231)
Total net expenses	14,748,543
Net investment income	139,427,105
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Statement of Operations (continued)
Year Ended April 30, 2025
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(6,774,265)
Investments — affiliated issuers	19,375
Foreign currency translations	18,058
Forward foreign currency exchange contracts	(12,666)
Futures contracts	(3,768,761)
Option contracts purchased	(6,025,673)
Option contracts written	1,202,172
Swap contracts	1,179,602
Net realized loss	(14,162,158)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	128,985,893
Investments — affiliated issuers	11,955
Foreign currency translations	1,030
Forward sale commitments	(299,281)
Forward foreign currency exchange contracts	2,845
Futures contracts	22,832,931
Option contracts purchased	680,558
Option contracts written	(179,306)
Swap contracts	(638,565)
Net change in unrealized appreciation (depreciation)	151,398,060
Net realized and unrealized gain	137,235,902
Net increase in net assets resulting from operations	$276,663,007
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income	$139,427,105	$151,865,580
Net realized loss	(14,162,158)	(160,400,721)
Net change in unrealized appreciation (depreciation)	151,398,060	(5,069,916)
Net increase (decrease) in net assets resulting from operations	276,663,007	(13,605,057)
Distributions to shareholders
Net investment income and net realized gains
Class A	(25,547,899)	(27,382,328)
Advisor Class	(7,078,320)	(12,801,510)
Class C	(926,735)	(795,301)
Institutional Class	(71,362,440)	(66,542,492)
Institutional 2 Class	(10,777,915)	(14,669,979)
Institutional 3 Class	(20,565,688)	(23,851,164)
Class R	(204,843)	(295,498)
Class S	(1,895,087)	—
Total distributions to shareholders	(138,358,927)	(146,338,272)
Increase (decrease) in net assets from capital stock activity	(264,392,778)	229,962,152
Total increase (decrease) in net assets	(126,088,698)	70,018,823
Net assets at beginning of year	2,872,816,017	2,802,797,194
Net assets at end of year	$2,746,727,319	$2,872,816,017
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2025		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,044,649	62,341,516	2,315,300	68,985,562
Distributions reinvested	802,106	24,360,239	883,294	26,149,928
Shares redeemed	(3,706,065)	(112,098,708)	(4,920,258)	(145,175,088)
Net decrease	(859,310)	(25,396,953)	(1,721,664)	(50,039,598)
Advisor Class
Shares sold	1,077,979	32,812,769	2,469,900	73,347,755
Distributions reinvested	203,288	6,180,023	427,160	12,634,006
Shares redeemed	(9,833,610)	(296,370,885)	(2,969,857)	(87,825,253)
Net decrease	(8,552,343)	(257,378,093)	(72,797)	(1,843,492)
Class C
Shares sold	284,243	8,681,514	406,391	12,099,618
Distributions reinvested	29,105	883,965	25,312	749,655
Shares redeemed	(254,860)	(7,717,033)	(229,637)	(6,788,138)
Net increase	58,488	1,848,446	202,066	6,061,135
Institutional Class
Shares sold	25,145,683	763,023,947	19,075,781	566,506,785
Distributions reinvested	2,237,931	67,997,918	2,137,032	63,331,686
Shares redeemed	(19,570,047)	(594,499,283)	(20,245,504)	(600,466,233)
Net increase	7,813,567	236,522,582	967,309	29,372,238
Institutional 2 Class
Shares sold	2,313,245	70,154,123	4,898,129	144,326,742
Distributions reinvested	355,561	10,773,622	495,438	14,667,767
Shares redeemed	(7,287,694)	(218,429,889)	(3,736,034)	(109,921,954)
Net increase (decrease)	(4,618,888)	(137,502,144)	1,657,533	49,072,555
Institutional 3 Class
Shares sold	6,845,148	208,756,914	13,734,165	412,830,931
Distributions reinvested	452,838	13,760,889	560,666	16,623,367
Shares redeemed	(12,024,033)	(360,817,524)	(7,915,026)	(234,313,810)
Net increase (decrease)	(4,726,047)	(138,299,721)	6,379,805	195,140,488
Class R
Shares sold	50,219	1,514,558	111,026	3,290,152
Distributions reinvested	6,593	200,022	9,917	293,567
Shares redeemed	(172,770)	(5,275,487)	(47,303)	(1,384,893)
Net increase (decrease)	(115,958)	(3,560,907)	73,640	2,198,826
Class S
Shares sold	2,501,290	77,444,042	—	—
Distributions reinvested	62,046	1,880,406	—	—
Shares redeemed	(662,838)	(19,950,436)	—	—
Net increase	1,900,498	59,374,012	—	—
Total net increase (decrease)	(9,099,993)	(264,392,778)	7,485,892	229,962,152
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2025	$29.08	1.43	1.53	2.96	(1.42)	—	(1.42)
Year Ended 4/30/2024	$30.70	1.46	(1.67)	(0.21)	(1.41)	—	(1.41)
Year Ended 4/30/2023	$32.85	1.24	(2.34)	(1.10)	(1.05)	—	(1.05)
Year Ended 4/30/2022	$37.76	0.91	(4.87)	(3.96)	(0.87)	(0.08)	(0.95)
Year Ended 4/30/2021(e)	$36.96	1.16	2.64	3.80	(1.13)	(1.87)	(3.00)
Class C
Year Ended 4/30/2025	$29.08	1.20	1.53	2.73	(1.19)	—	(1.19)
Year Ended 4/30/2024	$30.70	1.24	(1.67)	(0.43)	(1.19)	—	(1.19)
Year Ended 4/30/2023	$32.85	1.01	(2.34)	(1.33)	(0.82)	—	(0.82)
Year Ended 4/30/2022	$37.77	0.64	(4.89)	(4.25)	(0.59)	(0.08)	(0.67)
Year Ended 4/30/2021(e)	$36.96	0.87	2.65	3.52	(0.84)	(1.87)	(2.71)
Institutional Class
Year Ended 4/30/2025	$29.10	1.50	1.53	3.03	(1.49)	—	(1.49)
Year Ended 4/30/2024	$30.72	1.54	(1.68)	(0.14)	(1.48)	—	(1.48)
Year Ended 4/30/2023	$32.87	1.31	(2.33)	(1.02)	(1.13)	—	(1.13)
Year Ended 4/30/2022	$37.78	1.01	(4.87)	(3.86)	(0.97)	(0.08)	(1.05)
Year Ended 4/30/2021(e)	$36.98	1.26	2.64	3.90	(1.23)	(1.87)	(3.10)
Institutional 2 Class
Year Ended 4/30/2025	$29.04	1.52	1.53	3.05	(1.51)	—	(1.51)
Year Ended 4/30/2024	$30.66	1.56	(1.68)	(0.12)	(1.50)	—	(1.50)
Year Ended 4/30/2023	$32.81	1.35	(2.35)	(1.00)	(1.15)	—	(1.15)
Year Ended 4/30/2022	$37.71	1.03	(4.86)	(3.83)	(0.99)	(0.08)	(1.07)
Year Ended 4/30/2021(e)	$36.91	1.28	2.64	3.92	(1.25)	(1.87)	(3.12)
Institutional 3 Class
Year Ended 4/30/2025	$29.10	1.54	1.53	3.07	(1.53)	—	(1.53)
Year Ended 4/30/2024	$30.72	1.58	(1.68)	(0.10)	(1.52)	—	(1.52)
Year Ended 4/30/2023	$32.87	1.35	(2.33)	(0.98)	(1.17)	—	(1.17)
Year Ended 4/30/2022	$37.79	1.05	(4.88)	(3.83)	(1.01)	(0.08)	(1.09)
Year Ended 4/30/2021(e)	$36.98	1.29	2.66	3.95	(1.27)	(1.87)	(3.14)
Class R
Year Ended 4/30/2025	$29.09	1.35	1.53	2.88	(1.34)	—	(1.34)
Year Ended 4/30/2024	$30.71	1.39	(1.68)	(0.29)	(1.33)	—	(1.33)
Year Ended 4/30/2023	$32.87	1.15	(2.33)	(1.18)	(0.98)	—	(0.98)
Year Ended 4/30/2022	$37.78	0.82	(4.87)	(4.05)	(0.78)	(0.08)	(0.86)
Year Ended 4/30/2021(e)	$36.97	1.06	2.66	3.72	(1.04)	(1.87)	(2.91)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2025	$30.62	10.31%	0.88% (c)	0.73% (c),(d)	4.71%	229%	$540,910
Year Ended 4/30/2024	$29.08	(0.67% )	0.88% (c)	0.74% (c),(d)	4.91%	261%	$538,729
Year Ended 4/30/2023	$30.70	(3.27% )	0.90% (c)	0.75% (c),(d)	4.02%	247%	$621,570
Year Ended 4/30/2022	$32.85	(10.72% )	0.87% (c)	0.74% (c),(d)	2.48%	173%	$699,471
Year Ended 4/30/2021 (e)	$37.76	10.36%	0.88% (c)	0.74% (c),(d)	3.00%	295%	$786,976
Class C
Year Ended 4/30/2025	$30.62	9.49%	1.63% (c)	1.48% (c),(d)	3.97%	229%	$24,363
Year Ended 4/30/2024	$29.08	(1.42% )	1.64% (c)	1.49% (c),(d)	4.16%	261%	$21,438
Year Ended 4/30/2023	$30.70	(3.99% )	1.65% (c)	1.50% (c),(d)	3.28%	247%	$16,428
Year Ended 4/30/2022	$32.85	(11.42% )	1.62% (c)	1.49% (c),(d)	1.73%	173%	$16,370
Year Ended 4/30/2021 (e)	$37.77	9.57%	1.63% (c)	1.49% (c),(d)	2.25%	295%	$20,492
Institutional Class
Year Ended 4/30/2025	$30.64	10.58%	0.63% (c)	0.49% (c),(d)	4.96%	229%	$1,573,609
Year Ended 4/30/2024	$29.10	(0.42% )	0.63% (c)	0.49% (c),(d)	5.16%	261%	$1,267,197
Year Ended 4/30/2023	$30.72	(3.02% )	0.65% (c)	0.50% (c),(d)	4.26%	247%	$1,307,981
Year Ended 4/30/2022	$32.87	(10.49% )	0.62% (c)	0.49% (c),(d)	2.75%	173%	$1,497,858
Year Ended 4/30/2021 (e)	$37.78	10.70%	0.63% (c)	0.49% (c),(d)	3.26%	295%	$1,062,540
Institutional 2 Class
Year Ended 4/30/2025	$30.58	10.67%	0.57% (c)	0.41% (c)	5.02%	229%	$182,835
Year Ended 4/30/2024	$29.04	(0.36% )	0.57% (c)	0.42% (c)	5.23%	261%	$307,789
Year Ended 4/30/2023	$30.66	(2.96% )	0.57% (c)	0.42% (c)	4.40%	247%	$274,094
Year Ended 4/30/2022	$32.81	(10.43% )	0.55% (c)	0.42% (c)	2.80%	173%	$209,091
Year Ended 4/30/2021 (e)	$37.71	10.69%	0.57% (c)	0.43% (c)	3.33%	295%	$155,945
Institutional 3 Class
Year Ended 4/30/2025	$30.64	10.70%	0.52% (c)	0.38% (c)	5.06%	229%	$363,044
Year Ended 4/30/2024	$29.10	(0.31% )	0.52% (c)	0.38% (c)	5.28%	261%	$482,334
Year Ended 4/30/2023	$30.72	(2.90% )	0.52% (c)	0.37% (c)	4.38%	247%	$313,215
Year Ended 4/30/2022	$32.87	(10.41% )	0.50% (c)	0.37% (c)	2.85%	173%	$405,759
Year Ended 4/30/2021 (e)	$37.79	10.73%	0.52% (c)	0.38% (c)	3.32%	295%	$354,336
Class R
Year Ended 4/30/2025	$30.63	10.04%	1.13% (c)	0.98% (c),(d)	4.45%	229%	$3,743
Year Ended 4/30/2024	$29.09	(0.92% )	1.13% (c)	0.99% (c),(d)	4.68%	261%	$6,928
Year Ended 4/30/2023	$30.71	(3.54% )	1.15% (c)	1.00% (c),(d)	3.75%	247%	$5,052
Year Ended 4/30/2022	$32.87	(10.94% )	1.12% (c)	0.99% (c),(d)	2.24%	173%	$6,352
Year Ended 4/30/2021 (e)	$37.78	10.15%	1.13% (c)	0.99% (c),(d)	2.76%	295%	$4,752
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 4/30/2025(f)	$31.43	0.88	(0.81)(g)	0.07	(0.86)	—	(0.86)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	4/30/2025	4/30/2024	4/30/2023	4/30/2022	4/30/2021
Class A	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class R	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class S	0.02%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 4/30/2025 (f)	$30.64	0.30%	0.64% (c)	0.49% (c)	5.12%	229%	$58,224
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements
April 30, 2025
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

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Notes to Financial Statements (continued)
April 30, 2025
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
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Notes to Financial Statements (continued)
April 30, 2025
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign

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Notes to Financial Statements (continued)
April 30, 2025
exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the
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Notes to Financial Statements (continued)
April 30, 2025
anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

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Notes to Financial Statements (continued)
April 30, 2025
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum
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Notes to Financial Statements (continued)
April 30, 2025
potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Notes to Financial Statements (continued)
April 30, 2025
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,065,697 *
Credit risk	Upfront payments on swap contracts	5,772,341
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	11,526,330 *
Interest rate risk	Investments, at value — Option contracts purchased	9,964,850
Total		29,329,218

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,306,579 *
Credit risk	Upfront receipts on swap contracts	6,521,989
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,038,768 *
Interest rate risk	Option contracts written, at value	1,579,040
Total		13,446,376

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended April 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(3,812,664)	(3,812,664)
Foreign exchange risk	(12,666)	—	—	—	—	(12,666)
Interest rate risk	—	(3,768,761)	(6,025,673)	1,202,172	4,992,266	(3,599,996)
Total	(12,666)	(3,768,761)	(6,025,673)	1,202,172	1,179,602	(7,425,326)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(638,565)	(638,565)
Foreign exchange risk	2,845	—	—	—	—	2,845
Interest rate risk	—	22,832,931	680,558	(179,306)	—	23,334,183
Total	2,845	22,832,931	680,558	(179,306)	(638,565)	22,698,463
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended April 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,538,746,443
Futures contracts — short	682,131,219
Credit default swap contracts — buy protection	109,569,012
Credit default swap contracts — sell protection	26,197,087

Derivative instrument	Average value ($)
Option contracts purchased	8,555,139
Option contracts written	(62,271)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	6,958	(6,133)
Interest rate swap contracts	1,060,740	(23,228)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2025:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Call option contracts purchased	7,553,244	-	182,450	-	-	-	7,735,694
Put option contracts purchased	316,800	-	659,646	-	1,252,710	-	2,229,156
OTC credit default swap contracts (b)	-	3,828,654	242,178	1,843,535	1,490,842	-	7,405,209
Total assets	7,870,044	3,828,654	1,084,274	1,843,535	2,743,552	-	17,370,059
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	134,347	134,347
Call option contracts written	1,579,040	-	-	-	-	-	1,579,040
OTC credit default swap contracts (b)	-	2,474,422	2,961,118	2,025,318	1,367,710	-	8,828,568
Total liabilities	1,579,040	2,474,422	2,961,118	2,025,318	1,367,710	134,347	10,541,955
Total financial and derivative net assets	6,291,004	1,354,232	(1,876,844)	(181,783)	1,375,842	(134,347)	6,828,104
Total collateral received (pledged) (d)	6,232,000	1,354,232	(870,000)	(181,783)	1,375,842	(134,347)	7,775,944
Net amount (e)	59,004	-	(1,006,844)	-	-	-	(947,840)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2025 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2024 through August 31, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended April 30, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.06 (a)
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,231.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	329,356
Class C	—	1.00 (b)	5,582

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	0.74	0.74
Class C	1.49	1.49
Institutional Class	0.49	0.49
Institutional 2 Class	0.41	0.41
Institutional 3 Class	0.38	0.37
Class R	0.99	0.99
Class S	0.49	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective September 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
At April 30, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and foreign currency transactions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(2,673,741)	2,673,742	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2025			Year Ended April 30, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
138,358,927	—	138,358,927	146,338,272	—	146,338,272
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
13,152,734	—	(561,012,343)	(105,317,679)
At April 30, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,274,008,352	33,131,924	(138,449,603)	(105,317,679)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(241,496,510)	(319,515,833)	(561,012,343)	17,445,474
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,855,339,314 and $6,956,711,564, respectively, for the year ended April 30, 2025, of which $5,586,703,665 and $5,629,235,980, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,093,750	5.52	16
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The Fund had no borrowings during the year ended April 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Shareholder concentration risk
At April 30, 2025, affiliated shareholders of record owned 46.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Total Return Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Total Return Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Total Return Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 18, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Total Return Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Total Return Bond Fund  | 2025

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN166_04_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025